ORGANIZATION AND PRINCIPAL ACTIVITIES (Details 1) - USD ($)		12 Months Ended
		Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015	Feb. 28, 2014
Balance Sheet
Cash and cash equivalents		$ 470,217,004	$ 434,042,036	$ 470,157,430	$ 269,930,571
Term deposits		0	17,292,636
Prepaid expenses and other current assets		160,222,823	32,037,407
Total current assets		871,121,005	515,859,574
Property and equipment, net		154,306,718	114,629,683
Other non-current assets	[1]	7,788,646	11,447,401
Total assets		1,828,905,951	1,061,379,033
Deferred revenue-current		504,147,032	280,934,750
Accrued expenses and other current liabilities		116,830,290	70,267,551
Total current liabilities		667,140,343	383,163,427
Total liabilities		1,148,041,620	620,641,546
Income And Cash Flow Statement
Net revenues		1,043,099,655	619,948,777	433,969,569
Net income (loss)		112,489,844	102,756,200	67,144,021
Net cash provided by/ (used in) operating activities		359,557,441	187,718,420	147,577,987
Net cash used in investing activities		(518,265,348)	(215,351,987)	(145,785,010)
Net cash provided by financing activities		198,296,836	645,989	201,837,942
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Balance Sheet
Cash and cash equivalents		129,006,713	239,371,252
Term deposits		0	8,090,042
Prepaid expenses and other current assets		183,886,072	24,983,517
Total current assets		312,892,785	272,444,811
Property and equipment, net		120,949,643	82,652,777
Other non-current assets		392,352,040	163,504,716
Total assets		826,194,468	518,602,304
Deferred revenue-current		465,944,822	260,137,064
Accrued expenses and other current liabilities		127,137,865	80,414,871
Total current liabilities		593,082,687	340,551,935
Total non-current liabilities		27,789,961	9,510,846
Total liabilities		620,872,648	350,062,781
Income And Cash Flow Statement
Net revenues		978,290,610	575,928,039	393,401,571
Net income (loss)		279,491,964	175,088,200	121,489,140
Net cash provided by/ (used in) operating activities		211,244,112	200,357,576	85,654,272
Net cash used in investing activities		(298,626,732)	(111,318,060)	(60,089,867)
Net cash provided by financing activities		(16,376,965)	0	0
Consolidated Entity Excluding Variable Interest Entities (VIE) [Member]
Balance Sheet
Cash and cash equivalents		341,210,291	194,670,784
Term deposits		0	9,202,594
Prepaid expenses and other current assets		217,017,929	39,541,385
Total current assets		558,228,220	243,414,763
Property and equipment, net		33,357,075	31,976,906
Other non-current assets		411,126,188	267,385,060
Total assets		1,002,711,483	542,776,729
Deferred revenue-current		38,202,210	20,797,686
Accrued expenses and other current liabilities		35,855,446	21,813,806
Total current liabilities		74,057,656	42,611,492
Total non-current liabilities		453,111,316	227,967,273
Total liabilities		527,168,972	270,578,765
Income And Cash Flow Statement
Net revenues		64,809,045	44,020,738	40,567,998
Net income (loss)		(167,002,120)	(72,332,000)	(54,345,119)
Net cash provided by/ (used in) operating activities		148,313,329	(12,639,156)	61,923,715
Net cash used in investing activities		(219,638,616)	(104,033,927)	(85,695,143)
Net cash provided by financing activities		$ 214,673,801	$ 645,989	$ 201,837,942

[1]	As of February 29, 2016, other non-current assets mainly represented a bridge loan to a third party online company, which was converted into the Group's equity interest held in the borrower in fiscal year 2017. As of February 28, 2017, other non-current assets were primarily made up of the unamortized debt issuance costs to be amortized beyond one year associated with the facilities under long-term debt as disclosed in Note 13.